[Front Cover]

[Photo of Adult Couple with Child Overlooking a Pond]
Flex Edge Success(SM)

[Photo of the Earth in a Galaxy of Stars]
Flex Edge

[Photo of Waterfall]
Joint Edge(R)

Annual Reports for:

Phoenix Home Life Variable Universal Life Account

Phoenix Edge Series Fund

Wanger Advisors Trust

December 31, 1996

                              TABLE OF CONTENTS

              PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

 Money Market Sub-Account
  Statement of Assets and Liabilities                2
  Statement of Operations                            3
  Statement of Changes in Net Assets                 4
 Growth Sub-Account
  Statement of Assets and Liabilities                2
  Statement of Operations                            3
  Statement of Changes in Net Assets                 4
 Multi-Sector Fixed Income Sub-Account
  Statement of Assets and Liabilities                2
  Statement of Operations                            3
  Statement of Changes in Net Assets                 4
 Total Return Sub-Account
  Statement of Assets and Liabilities                2
  Statement of Operations                            3
  Statement of Changes in Net Assets                 4
 International Sub-Account
  Statement of Assets and Liabilities                2
  Statement of Operations                            3
  Statement of Changes in Net Assets                 4
 Balanced Sub-Account
  Statement of Assets and Liabilities                2
  Statement of Operations                            3
  Statement of Changes in Net Assets                 4
 Real Estate Sub-Account
  Statement of Assets and Liabilities                2
  Statement of Operations                            3
  Statement of Changes in Net Assets                 5
 Strategic Theme Sub-Account
  Statement of Assets and Liabilities                2
  Statement of Operations                            3
  Statement of Changes in Net Assets                 5
 Aberdeen New Asia Sub-Account
  Statement of Assets and Liabilities                2
  Statement of Operations                            3
  Statement of Changes in Net Assets                 5
 Wanger International Small Cap Sub-Account
  Statement of Assets and Liabilities                2
  Statement of Operations                            3
  Statement of Changes in Net Assets                 5
 Wanger U.S. Small Cap Sub-Account
  Statement of Assets and Liabilities                2
  Statement of Operations                            3
  Statement of Changes in Net Assets                 5
 Notes to Financial Statements                       7

                         THE PHOENIX EDGE SERIES FUND

 Money Market Series
  Schedule of Investments                    2-2
  Statement of Assets and Liabilities        2-4
  Statement of Operations                    2-4
  Statement of Changes in Net Assets         2-5
  Financial Highlights                       2-5
 Growth Series
  Schedule of Investments                    2-7
  Statement of Assets and Liabilities        2-9
  Statement of Operations                    2-9
  Statement of Changes in Net Assets        2-10
  Financial Highlights                      2-10
 Multi-Sector Fixed Income Series
  Schedule of Investments                   2-12
  Statement of Assets and Liabilities       2-15
  Statement of Operations                   2-15
  Statement of Changes in Net Assets        2-16
  Financial Highlights                      2-16
 Total Return Series
  Schedule of Investments                   2-18
  Statement of Assets and Liabilities       2-22
  Statement of Operations                   2-22
  Statement of Changes in Net Assets        2-23
  Financial Highlights                      2-23
 International Series
  Schedule of Investments                   2-25
  Statement of Assets and Liabilities       2-28
  Statement of Operations                   2-28
  Statement of Changes in Net Assets        2-29
  Financial Highlights                      2-29
 Balanced Series
  Schedule of Investments                   2-31
  Statement of Assets and Liabilities       2-35
  Statement of Operations                   2-35
  Statement of Changes in Net Assets        2-36
  Financial Highlights                      2-36
 Real Estate Series
  Schedule of Investments                   2-38
  Statement of Assets and Liabilities       2-40
  Statement of Operations                   2-40
  Statement of Changes in Net Assets        2-41
  Financial Highlights                      2-41
 Strategic Theme Series
  Schedule of Investments                   2-43
  Statement of Assets and Liabilities       2-45
  Statement of Operations                   2-45
  Statement of Changes in Net Assets        2-46
  Financial Highlights                      2-46
 Aberdeen New Asia Series
  Schedule of Investments                   2-48
  Statement of Assets and Liabilities       2-50
  Statement of Operations                   2-50
  Statement of Changes in Net Assets        2-51
  Financial Highlights                      2-51
 Notes to Financial Statements              2-52


                            WANGER ADVISORS TRUST

  Wanger International Small Cap Advisor
  Schedule of Investments                    3-12
  Statement of Assets and Liabilities        3-17
  Statement of Operations                    3-18
  Statement of Changes in Net Assets         3-19
  Financial Highlights                       3-21
  Notes to Financial Statements              3-22
 Wanger U.S. Small Cap Advisor
  Schedule of Investments                     3-8
  Statement of Assets and Liabilities        3-17
  Statement of Operations                    3-18
  Statement of Changes in Net Assets         3-19
  Financial Highlights                       3-20
  Notes to Financial Statements              3-22

This annual report for the PhoenixHome Life Variable Universal Life Account for the year ended December 31, 1996, contains the financial statements for the Account's variable universal life policies. This report also contains a list of portfolio holdings, management's discussion of performance and investment strategy and financial statements for each of the mutual funds that comprise the Phoenix Edge Series Fund and the Wanger Advisors Trust.

                      STATEMENT OF ASSETS AND LIABILITIES
                              December 31, 1996

                                                                                                   Multi-Sector
                                                                    Money Market      Growth       Fixed Income
                                                                    Sub-Account     Sub-Account    Sub-Account
                                                                  --------------  ---------------  --------------
Assets
 Investments at cost                                                 $15,544,730    $160,303,827    $10,844,154
                                                                     ============   =============   ============
 Investment in The Phoenix Edge Series Fund, at market               $15,544,730    $172,867,410    $11,235,197
                                                                     ------------   -------------   ------------
  Total assets                                                        15,544,730     172,867,410     11,235,197
Liabilities
 Accrued expenses to related party                                        10,037         117,203          7,117
                                                                     ------------   -------------   ------------
Net assets                                                           $15,534,693    $172,750,207    $11,228,080
                                                                     ============   =============   ============
Accumulation units outstanding                                        11,249,319      49,375,885      5,378,886
                                                                     ============   =============   ============
Unit value                                                           $  1.380945    $   3.498676    $  2.087436
                                                                     ============   =============   ============

                                                                    Total Return   International     Balanced
                                                                    Sub-Account     Sub-Account    Sub-Account
                                                                  --------------  ---------------  --------------
Assets
 Investments at cost                                                 $26,014,458     $29,445,731    $15,234,036
                                                                     ============   =============   ============
 Investment in The Phoenix Edge Series Fund, at market               $26,284,915     $34,077,443    $16,229,448
                                                                     ------------   -------------   ------------
  Total assets                                                        26,284,915      34,077,443     16,229,448
Liabilities
 Accrued expenses to related party                                        17,792          22,074         10,955
                                                                     ------------   -------------   ------------
Net assets                                                           $26,267,123     $34,055,369    $16,218,493
                                                                     ============   =============   ============
Accumulation units outstanding                                        11,308,615      20,903,950     10,696,397
                                                                     ============   =============   ============
Unit value                                                           $  2.322753     $  1.629136    $  1.516258
                                                                     ============   =============   ============

                                                                                                     Aberdeen
                                                                    Real Estate   Strategic Theme    New Asia
                                                                    Sub-Account     Sub-Account    Sub-Account
                                                                  --------------  ---------------  --------------
Assets
 Investments at cost                                              $      776,588   $   1,798,845    $  1,949,771
                                                                     ============   =============   ============
 Investment in The Phoenix Edge Series Fund, at market                   888,425   $   1,807,108    $  1,942,818
                                                                     ------------   -------------   ------------
  Total assets                                                           888,425       1,807,108       1,942,818
Liabilities
 Accrued expenses to related party                                           532           1,164           1,267
                                                                     ------------   -------------   ------------
Net assets                                                        $      887,893      $1,805,944    $  1,941,551
                                                                     ============   =============   ============
Accumulation units outstanding                                           680,458       1,805,464       1,943,140
                                                                     ============   =============   ============
Unit value                                                        $     1.304846   $    1.000266    $   0.999182
                                                                     ============   =============   ============

                                                                       Wanger
                                                                    International   Wanger U.S.
                                                                      Small Cap      Small Cap
                                                                     Sub-Account    Sub-Account
                                                                  ---------------  --------------
Assets
 Investments at cost                                               $     292,575      $  457,996
                                                                     =============   ============
 Investment in Wanger Advisors Trust, at market                    $     296,436      $  467,062
                                                                     -------------   ------------
  Total assets                                                           296,436         467,062
Liabilities
 Accrued expenses to related party                                            30              65
                                                                     -------------   ------------
Net assets                                                               296,406      $  466,997
                                                                     =============   ============
Accumulation units outstanding                                           288,603         449,762
                                                                     =============   ============
Unit value                                                         $    1.027036      $ 1.038320
                                                                     =============   ============

                      See Notes to Financial Statements

                                              STATEMENT OF OPERATIONS
                                       For the period ended December 31, 1996


                                                                                                  Multi-Sector
                                                                    Money Market      Growth      Fixed Income
                                                                    Sub-Account    Sub-Account    Sub-Account
                                                                  --------------  --------------  --------------
Investment income
  Distributions                                                       $655,710     $ 1,444,275      $661,909
Expenses
 Mortality and expense risk charges                                    107,332       1,163,001        68,413
                                                                     ------------   ------------   ------------
Net investment income                                                  548,378         281,274       593,496
                                                                     ------------   ------------   ------------
Net realized gain (loss) from share transactions                            --           8,095          (969)
Net realized gain distribution from Fund                                    --      11,412,411       327,845
Net unrealized appreciation on investment                                   --       4,791,630        43,393
                                                                     ------------   ------------   ------------
Net gain (loss) on investments                                              --      16,212,136       370,269
                                                                     ------------   ------------   ------------
Net increase in net assets resulting from operations                  $548,378     $16,493,410      $963,765
                                                                     ============   ============   ============

                                                                    Total Return   International     Balanced
                                                                    Sub-Account     Sub-Account    Sub-Account
                                                                  --------------  ---------------  --------------
Investment income
  Distributions                                                      $  510,723     $  464,006      $  413,757
Expenses
 Mortality and expense risk charges                                     186,170        218,684         117,681
                                                                     ------------   -------------   ------------
Net investment income                                                   324,553        245,322         296,076
                                                                     ------------   -------------   ------------
Net realized gain (loss) from share transactions                          4,963           (444)         (2,312)
Net realized gain distribution from Fund                              1,617,750        747,938       1,396,484
Net unrealized appreciation (depreciation) on investment                (91,227)     3,401,467        (304,864)
                                                                     ------------   -------------   ------------
Net gain on investments                                               1,531,486      4,148,961       1,089,308
                                                                     ------------   -------------   ------------
Net increase in net assets resulting from operations                 $1,856,039     $4,394,283      $1,385,384
                                                                     ============   =============   ============

                                                                                                       Aberdeen
                                                                     Real Estate   Strategic Theme     New Asia
                                                                   Sub-Account(1)  Sub-Account(1)   Sub-Account(2)
                                                                  ---------------  ---------------  ---------------
Investment income
  Distributions                                                       $ 10,511         $ 5,636         $10,080
Expenses
 Mortality and expense risk charges                                      2,005           4,726           2,998
                                                                     -------------   -------------  --------------
Net investment income                                                    8,506             910           7,082
                                                                     -------------   -------------  --------------
Net realized gain from share transactions                               13,393           1,002             919
Net realized gain distribution from Fund                                 9,253              --              --
Net unrealized appreciation (depreciation) on investment               111,837           8,263          (6,953)
                                                                     -------------   -------------  --------------
Net gain (loss) on investments                                         134,483           9,265          (6,034)
                                                                     -------------   -------------  --------------
Net increase in net assets resulting from operations                  $142,989         $10,175         $ 1,048
                                                                     =============   =============  ==============

                                                                    Wanger               Wanger
                                                                    International        U.S.
                                                                    Small Cap            Small Cap
                                                                    Sub-Account(3)       Sub-Account(3)
                                                                     -----------------    -----------------
Investment income
  Distributions                                                      $       --           $       --
Expenses
 Mortality and expense risk charges                                          30                   65
                                                                     -----------------    -----------------
Net investment loss                                                         (30)                 (65)
                                                                     -----------------    -----------------
Net realized gain from share transactions                                    --                   29
Net realized gain distribution from Fund                                     --                   --
Net unrealized appreciation on investment                                 3,861                9,066
                                                                     -----------------    -----------------
Net gain on investments                                                   3,861                9,095
                                                                     -----------------    -----------------
Net increase in net assets resulting from operations                     $3,831               $9,030
                                                                     =================    =================
(1) From inception May 1, 1996 to December 31, 1996
(2) From inception September 18, 1996 to December 31, 1996
(3) From inception December 18, 1996 to December 31, 1996



                      See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                    For the period ended December 31, 1996

                                                                                            Multi-Sector
                                                            Money Market       Growth       Fixed Income
                                                             Sub-Account     Sub-Account    Sub-Account
                                                          ---------------  ---------------  --------------
From operations
 Net investment income                                      $    548,378    $    281,274    $   593,496
 Net realized gain (loss)                                             --      11,420,506        326,876
 Net unrealized appreciation                                          --       4,791,630         43,393
                                                             -------------   -------------   ------------
 Net increase in net assets resulting from operations            548,378      16,493,410        963,765
                                                             -------------   -------------   ------------
From accumulation unit transactions
 Participant deposits                                         26,004,635      47,202,324      2,811,259
 Participant transfers                                       (21,268,222)     10,438,285      1,823,625
 Participant withdrawals                                      (3,701,639)    (19,333,192)    (1,071,344)
                                                             -------------   -------------   ------------
 Net increase in net assets resulting from participant
  transactions                                                 1,034,774      38,307,417      3,563,540
                                                             -------------   -------------   ------------
 Net increase in net assets                                    1,583,152      54,800,827      4,527,305
Net assets
 Beginning of period                                          13,951,541     117,949,380      6,700,775
                                                             -------------   -------------   ------------
 End of period                                              $ 15,534,693    $172,750,207    $11,228,080
                                                             =============   =============   ============

                                                            Total Return   International     Balanced
                                                            Sub-Account     Sub-Account    Sub-Account
                                                          -------------- ---------------   --------------
From operations
 Net investment income                                      $   324,553     $   245,322    $   296,076
 Net realized gain                                            1,622,713         747,494      1,394,172
 Net unrealized appreciation (depreciation)                     (91,227)      3,401,467       (304,864)
                                                             ------------   -------------   ------------
 Net increase in net assets resulting from operations         1,856,039       4,394,283      1,385,384
                                                             ------------   -------------   ------------
From accumulation unit transactions
 Participant deposits                                         6,031,095       8,480,853      3,636,746
 Participant transfers                                        1,002,380       3,847,285       (651,439)
 Participant withdrawals                                     (2,871,670)     (3,414,225)    (1,868,673)
                                                             ------------   -------------   ------------
 Net increase in net assets resulting from participant
    transactions                                              4,161,805       8,913,913      1,116,634
                                                             ------------   -------------   ------------
 Net increase in net assets                                   6,017,844      13,308,196      2,502,018
Net assets
 Beginning of period                                         20,249,279      20,747,173     13,716,475
                                                             ------------   -------------   ------------
 End of period                                              $26,267,123     $34,055,369    $16,218,493
                                                             ============   =============   ============

                      See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                    For the period ended December 31, 1996
                                 (Continued)

                                                                                                       Aberdeen
                                                                     Real Estate   Strategic Theme     New Asia
                                                                   Sub-Account(1)  Sub-Account(1)   Sub-Account(2)
                                                                  ---------------  ---------------  ---------------
From operations
 Net investment income                                                $  8,506       $      910       $    7,082
 Net realized gain                                                      22,646            1,002              919
 Net unrealized appreciation (depreciation)                            111,837            8,263           (6,953)
                                                                     -------------   -------------  --------------
 Net increase in net assets resulting from operations                  142,989           10,175            1,048
                                                                     -------------   -------------  --------------
From accumulation unit transactions
 Participant deposits                                                  114,179          507,159          137,347
 Participant transfers                                                 648,017        1,412,288        1,825,934
 Participant withdrawals                                               (17,292)        (123,678)         (22,778)
                                                                     -------------   -------------  --------------
 Net increase in net assets resulting from participant
  transactions                                                         744,904        1,795,769        1,940,503
                                                                     -------------   -------------  --------------
 Net increase in net assets                                            887,893        1,805,944        1,941,551
Net assets
 Beginning of period                                                         0                0                0
                                                                     -------------   -------------  --------------
 End of period                                                        $887,893       $1,805,944       $1,941,551
                                                                     =============   =============  ==============

                                                                       Wanger
                                                                    International    Wanger U.S.
                                                                      Small Cap       Small Cap
                                                                   Sub-Account(3)  Sub-Account(3)
                                                                  ---------------  ---------------  --
From operations
 Net investment loss                                                  $    (30)       $    (65)
 Net realized gain                                                          --              29
 Net unrealized appreciation                                             3,861           9,066
                                                                     -------------   -------------
 Net increase in net assets resulting from operations                    3,831           9,030
                                                                     -------------   -------------
From accumulation unit transactions
 Participant deposits                                                    8,061          11,399
 Participant transfers                                                 284,998         447,242
 Participant withdrawals                                                  (484)           (674)
                                                                     -------------   -------------
 Net increase in net assets resulting from participant
  transactions                                                         292,575         457,967
                                                                     -------------   -------------
 Net increase in net assets                                            296,406         466,997
Net assets
 Beginning of period                                                         0               0
                                                                     -------------   -------------
 End of period                                                        $296,406        $466,997
                                                                     =============   =============
(1) From inception May 1, 1996 to December 31, 1996
(2) From inception September 18, 1996 to December 31, 1996
(3) From inception December 18, 1996 to December 31, 1996

                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the year ended December 31, 1995

                                                                                                    Multi-Sector
                                                                    Money Market       Growth       Fixed Income
                                                                     Sub-Account     Sub-Account     Sub-Account
                                                                  ---------------  ---------------  --------------
From operations
 Net investment income                                              $    562,387    $    274,566     $  414,322
 Net realized gain                                                            --      12,518,357          1,800
 Net unrealized appreciation                                                  --       9,293,459        651,393
                                                                     -------------   -------------   ------------
 Net increase in net assets resulting from operations                    562,387      22,086,382      1,067,515
                                                                     -------------   -------------   ------------
From accumulation unit transactions
 Participant deposits                                                 23,196,295      34,460,166      1,851,602
 Participant transfers                                               (19,227,932)     15,470,116        884,223
 Participant withdrawals                                              (2,331,740)    (12,409,600)      (772,642)
                                                                     -------------   -------------   ------------
 Net increase in net assets resulting from participant
  transactions                                                         1,636,623      37,520,682      1,963,183
                                                                     -------------   -------------   ------------
 Net increase in net assets                                            2,199,010      59,607,064      3,030,698
Net assets
 Beginning of period                                                  11,752,531      58,342,316      3,670,077
                                                                     -------------   -------------   ------------
 End of period                                                      $ 13,951,541    $117,949,380     $6,700,775
                                                                     =============   =============   ============

                                                                    Total Return   International     Balanced
                                                                    Sub-Account     Sub-Account    Sub-Account
                                                                  --------------  ---------------  --------------
From operations
 Net investment income (loss)                                       $   424,519     $   (75,181)   $   306,309
 Net realized gain                                                    1,222,367         363,543        272,699
 Net unrealized appreciation                                            873,761       1,259,164      1,647,649
                                                                     ------------   -------------   ------------
 Net increase in net assets resulting from operations                 2,520,647       1,547,526      2,226,657
                                                                     ------------   -------------   ------------
From accumulation unit transactions
 Participant deposits                                                 5,457,071       7,548,871      3,800,064
 Participant transfers                                                2,208,588        (399,608)       581,841
 Participant withdrawals                                             (2,158,665)     (2,474,965)    (1,761,880)
                                                                     ------------   -------------   ------------
 Net increase in net assets resulting from participant
  transactions                                                        5,506,994       4,674,298      2,620,025
                                                                     ------------   -------------   ------------
 Net increase in net assets                                           8,027,641       6,221,824      4,846,682
Net assets
 Beginning of period                                                 12,221,638      14,525,349      8,869,793
                                                                     ------------   -------------   ------------
 End of period                                                      $20,249,279     $20,747,173    $13,716,475
                                                                     ============   =============   ============

                      See Notes to Financial Statements

              PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                        NOTES TO FINANCIAL STATEMENTS

Note 1--Organization
  Phoenix Home Life Variable Universal Life Account (the "Account") is a separate investment account of Phoenix Home Life Mutual Insurance Company (Phoenix). The Account is offered as Flex Edge and Flex Edge Success for individual variable life insurance and as Joint Edge for variable first-to-die joint life insurance. The account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and currently consists of eleven Sub-Accounts, each of which invest in a corresponding series of The Phoenix Edge Series Fund or Wanger Advisors Trust (the "Funds").

  Each series has distinct investment objectives. The Money Market Series is a short-term investment fund, the Growth Series is a growth common stock fund, the Multi-Sector Fixed Income Series (formerly Bond) is a long-term debt fund, the Total Return Series invests in equity securities and long and short-term debt, the International Series invests primarily in internationally diversified equity securities and the Balanced Series is a balanced fund which invests in growth stocks and at least 25% of its assets in fixed income senior securities. The Real Estate Series invests in marketable securities of publicly traded real estate investment trusts ("REITs") and companies that are principally engaged in the real estate industry, the Strategic Theme Series invests in securities of companies believed to benefit from specific trends, the Aberdeen New Asia Series invests primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan, the Wanger International
Small Cap Series invests in securities of non-U.S. companies with a stock market capitalization of less than $1 billion and the Wanger U.S. Small Cap Series invests in growth common stock of U.S. Companies with stock market capitalization of less than $1 billion. Policyowners may also direct the allocation of their investments between the account and the Guaranteed Interest Account of the general account of Phoenix.

Note 2--Significant Accounting Policies

A. Valuation of Investments: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

B. Investment transactions and related income: Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

C. Income taxes: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal or state income taxes is required.

D. Distributions: Distributions are recorded as investment income on the ex-dividend date.

Note 3--Purchases and Sales of Shares of the Funds
  Purchases and sales of shares of the Funds for the period ended December 31, 1996 aggregated the following:

Sub-Account                          Purchases         Sales
----------------------------------- --------------  --------------
The Phoenix Edge Series Fund:
 Money Market                        $18,557,803     $16,972,533
 Growth                               56,049,073       6,003,452
 Multi-Sector Fixed Income             5,675,187       1,187,536
 Total Return                          7,809,511       1,700,229
 International                        11,522,658       1,606,132
 Balanced                              5,120,212       2,308,604
 Real Estate                           1,376,041         612,846
 Strategic Theme                       1,866,050          68,207
 Aberdeen New Asia                     2,202,975         254,123
Wanger Advisors Trust:
 Wanger International Small Cap          292,575              --
 Wanger U.S. Small Cap                   470,063          12,096

Note 4--Participant Accumulation Unit Transactions (in units)

                                                              Sub-Account
                         --------------------------------------------------------------------------------------
                             Money                     Multi-Sector      Total
                             Market        Growth      Fixed Income     Return     International    Balanced
                          ------------- -------------  ------------- -------------  ---------------------------
Flex Edge and Flex Edge Success:
Units outstanding,
  beginning of period      10,229,951    36,538,624     3,484,452      9,236,346    14,435,212      9,521,556
Participant deposits       17,873,987    13,545,570     1,376,399      2,585,188     5,260,656      2,413,913
Participant transfers     (15,057,257)    3,033,843       898,080        410,847     2,428,536       (483,561)
Participant withdrawals    (2,322,249)   (5,630,014)     (525,893)    (1,239,077)   (2,111,668)    (1,251,126)
                          ------------   ------------  ------------   ------------  ------------   ------------
Units outstanding, end
  of period                10,724,432    47,488,023     5,233,038     10,993,304    20,012,736     10,200,782
                          ============   ============  ============   ============  ============   ============

                                                                        Wanger
                                          Strategic      Aberdeen    International  Wanger U.S.
                          Real Estate       Theme        New Asia      Small Cap     Small Cap
                          ------------- -------------  ------------- ------------- --------------
Units outstanding,
  beginning of period             0               0             0             0             0
Participant deposits         97,107         440,485       132,572         7,185        11,020
Participant transfers       577,902       1,331,993     1,794,742       270,302       422,226
Participant withdrawals     (13,748)       (110,343)      (19,089)         (600)       (1,152)
                          ------------   ------------  ------------   ------------  ------------
Units outstanding, end
  of period                 661,261       1,662,135     1,908,225       276,887       432,094
                          ============   ============  ============   ============  ============

              PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                        NOTES TO FINANCIAL STATEMENTS

                             Money                     Multi-Sector      Total
                             Market        Growth      Fixed Income     Return     International    Balanced
                          ------------- -------------  ------------- -------------  ---------------------------
Joint Edge:
Units outstanding,
  beginning of period         296,269     1,113,293       95,464        194,742       555,114        400,572
Participant deposits        1,669,894       861,329       50,903        130,539       363,107        141,144
Participant transfers      (1,246,393)      303,113       22,644         54,934       131,390         24,694
Participant withdrawals      (194,883)     (389,873)     (23,163)       (64,904)     (158,397)       (70,795)
                          ------------   ------------  ------------   ------------  ------------   ------------
Units outstanding, end
  of period                   524,887     1,887,862      145,848        315,311       891,214        495,615
                          ============   ============  ============   ============  ============   ============

                                                                        Wanger
                                          Strategic      Aberdeen    International  Wanger U.S.
                          Real Estate       Theme        New Asia      Small Cap     Small Cap
                          ------------- -------------  ------------- ------------- --------------
Units outstanding,
  beginning of period             0              0             0             0              0
Participant deposits          3,231         54,473         5,953           842            175
Participant transfers        17,724        103,930        32,722        10,988         17,550
Participant withdrawals      (1,758)       (15,074)       (3,760)         (114)           (57)
                          ------------   ------------  ------------   ------------  ------------
Units outstanding, end
  of period                  19,197        143,329        34,915        11,716         17,668
                          ============   ============  ============   ============  ============

Note 5--Policy Loans
  Transfers are made to Phoenix's general account as a result of policy loans. Policy provisions allow policyowners to borrow up to 90% of a policy's cash value with an interest rate set in accordance with the contract due and payable on each policy anniversary. At the time a loan is granted, an amount equivalent to the amount of the loan is transferred from the Account to Phoenix's general account as collateral for the outstanding loan. These transfers are included in participant withdrawals in the accompanying financial statements. Amounts in the general account are credited with interest at 2% for Flex Edge success policies, and 6% for Joint Edge and Flex Edge policies. Loan repayments result in a transfer of collateral back to the Account.

Note 6--Investment Advisory Fees and Related Party Transactions
  Phoenix and its indirect, majority owned subsidiary, Phoenix Equity Planning Corporation, a registered broker/dealer in securities, provide all services to the Account.

  The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected Sub-Accounts. The amount charged to each policy depends on a number of variables including sex, age and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $19,666,478 during the year ended December 31, 1996.

  Upon partial surrender of a policy, a surrender fee of the lesser of $25 or 2% of the partial surrender amount paid and a partial surrender charge equal to a pro rata portion of the applicable surrender charge is deducted from the policy value and paid to Phoenix.

  Phoenix Equity Planning Corporation is the principal underwriter and distributor of the Account. Phoenix Equity Planning Corporation is reimbursed for its distribution and underwriting expenses by Phoenix.

  Policies which are surrendered during the first ten policy years will incur a surrender charge, consisting of a contingent deferred sales charge designed to recover expenses for the distribution of Policies that are terminated by surrender before distribution expenses have been recouped, and a contingent deferred issue charge designed to recover expenses for the administration of Policies that are terminated by surrender before administrative expenses have been recouped. These are contingent charges paid only if the Policy is surrendered (or a partial withdrawal is taken or the Face Amount is reduced or the Policy lapses) during the first ten policy years. The charges are deferred (i.e. not deducted from premiums).

  Phoenix assumes the mortality risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable. The expense risk assumed is that expenses incurred in issuing the policies may exceed the limits on administrative charges set in the policies. In return for the assumption of these mortality and expense risks, Phoenix charges the Account an annual rate of 0.80% of the average daily net assets of the Account for mortality and expense risks assumed for Flex Edge and Joint Edge. For Flex Edge Success, the Account is charged an annual rate of 0.80% for the first fifteen years and 0.25% thereafter.

Note 7--Diversification Requirements
  Under the provisions of Section 817(h) of the Internal Revenue Code (the
Code), a variable universal life contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a universal life contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

  The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Phoenix believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                        REPORT OF INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP

[Price Waterhouse Logo]

To the Board of Directors of Phoenix Home Life Mutual Insurance Company and
 Participants of Phoenix Home Life Variable Universal Life Account

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Sub-Account, Growth Sub-Account, Multi-Sector Fixed Income Sub-Account (formerly the Bond Sub-Account), Total Return Sub-Account, International Sub-Account, Balanced Sub-Account, Real Estate Sub-Account, Strategic Theme Sub-Account, Aberdeen New Asia Sub-Account, Wanger International Small Cap Sub-Account and Wanger U.S. Small Cap Sub-Account (constituting the Phoenix Home Life Variable Universal Life Account, hereafter referred to as the "Account") at December 31, 1996, the results of each of their operations for the periods then ended and the changes in each of their net assets for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1996 by correspondence with the Funds, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP

Hartford, Connecticut
February 12, 1997

PHOENIX HOME LIFE
VARIABLE UNIVERSAL LIFE ACCOUNT

Phoenix Home Life Mutual Insurance Company
One American Row
Hartford, Connecticut 06115

Underwriter
Phoenix Equity Planning Corporation
P.O. Box 2200
100 Bright Meadow Boulevard
Enfield, Connecticut 06083-2200

Custodians
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
(International Series, Aberdeen New Asia Series)
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
(Real Estate Series)
P.O. Box 351
Boston, Massachusetts 02101

Independent Accountants
Price Waterhouse LLP
One Financial Plaza
Hartford, Connecticut 06103

                     THIS PAGE LEFT INTENTIONALLY BLANK.

[Back Cover]

[Phoenix Logo]  Phoenix

Phoenix Home Life Mutual Insurance Company
101 Munson Street
Greenfield, MA 01301

[Recycle Logo]  Printed on Recycled Paper.

(C) 1997 Phoenix Home Life Mutual Insurance Company

OL 1320 K (2/97)